Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 21.6%
1,672	iShares Core S&P 500 ETF	$ 638,319	13.0
1,354	iShares Russell 2000 ETF	295,592	6.0
1,197	iShares Russell Mid-Cap Growth ETF	124,500	2.6

	Total Exchange-Traded Funds
	(Cost $859,232)	1,058,411	21.6

MUTUAL FUNDS: 78.4%
	Affiliated Investment Companies: 54.8%
9,554	Voya Intermediate Bond Fund - Class P3	99,457	2.0
6,952	Voya Large Cap Growth Fund - Class P3	397,305	8.1
27,449	Voya Large Cap Value Fund - Class P3	366,170	7.5
27,607	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	436,186	8.9
57,631	Voya Multi-Manager International Equity Fund - Class P3	802,800	16.4
44,048	Voya Multi-Manager International Factors Fund - Class P3	460,747	9.4
11,642	Voya Multi-Manager Mid Cap Value Fund - Class P3	122,707	2.5
		2,685,372	54.8

	Unaffiliated Investment Companies: 23.6%
27,500	TIAA-CREF S&P 500 Index Fund - Class I	1,153,087	23.6

	Total Mutual Funds
	(Cost $3,377,714)	3,838,459	78.4

	Total Investments in Securities (Cost $4,236,946)	$ 4,896,870	100.0
	Assets in Excess of Other Liabilities	1,506	0.0
	Net Assets	$ 4,898,376	100.0

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,058,411	$–	$–	$1,058,411
Mutual Funds	3,838,459	–	–	3,838,459
Total Investments, at fair value	$4,896,870	$–	$–	$4,896,870

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20*	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$-	$107,806	$(5,068)	$(3,281)	$99,457	$1,806	$(32)	$1,411
Voya Large Cap Growth Fund - Class P3	-	392,849	(6,576)	11,032	397,305	928	469	39,319
Voya Large Cap Value Fund - Class P3	-	342,238	(28,868)	52,800	366,170	2,350	4,740	22,223
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	-	380,234	(4,019)	59,971	436,186	3,028	142	10,097
Voya Multi-Manager International Equity Fund - Class P3	-	713,831	(33,417)	122,386	802,800	6,729	4,300	23,320
Voya Multi-Manager International Factors Fund - Class P3	-	428,984	(9,182)	40,945	460,747	11,956	212	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	-	109,009	(9,494)	23,192	122,707	1,207	1,494	3,663
Voya Small Company Fund - Class P3	-	82,604	(82,604)	-	-	-	1,756	-
	$-	$2,557,555	$(179,228)	$307,045	$2,685,372	$28,004	$13,081	$100,033
* Fund incepted on July 29, 2020.

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$663,205
Gross Unrealized Depreciation	(3,281)
Net Unrealized Appreciation	$659,924